FINANCE INCOME AND FINANCE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Finance Income And Expenses [Abstract]
Summary of Finance Income and Finance Expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Foreign exchange gain	477	4,376	901	8,234
Gain on early settlement of deferred consideration	326	—	326	—
Interest income	32	54	46	90
Total finance income	835	4,430	1,273	8,324

Finance expense consists of the following:
Foreign exchange loss	665	345	888	435
Unwinding of deferred consideration	556	—	1,239	211
Interest expense on lease liabilities	75	78	156	152
Interest expense on borrowings(1)	2,531	1,685	4,999	3,689
Cash flow hedge - ineffective portion of changes in fair value – (gain) loss (Note 4)	(30)	11	—	11
Other finance results(2)	158	199	325	321
Total finance expenses	3,955	2,318	7,607	4,819
Net finance (expense) income	(3,120)	2,112	(6,334)	3,505
(1) Interest expense on borrowings is partially offset by the net interest income of $280 and $567 for the three and six months ended June 30, 2026, respectively, and $414 for each of the three and six months ended June 30, 2025 from the settlements of the derivative financial instrument used to hedge liabilities.
(2) Included within Other finance results are amounts of $130 and $264 for the three and six months ended June 30, 2026, respectively, and $59 and $161 for the three and six months ended June 30, 2025, respectively, relating to bank fees that were fully settled in cash.